FDIC loss share (expense) income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
F D I C Loss Share Expense Income [Line Items]
(Amortization) accretion of indemnification asset	$ (189,959)		$ (161,635)		$ (129,676)
Reversal of accelerated FDIC Indemnification Asset, Accretion of Discount	12,492		0		0
80% mirror accounting on credit impairment losses	32,038	[1]	60,454	[1]	58,187	[1]
80% mirror accounting on reimbursable expenses	58,117		50,985		30,771
80% mirror accounting on recoveries on covered assets, including rental income on OREOs, subject to reimbursement to the FDIC	(13,124)		(16,057)		(2,979)
80% mirror accounting on discount accretion on loans and unfunded commitments accounted for under ASC 310-20	0		(473)		(969)
Business Combination Contingent Consideration Arrangements Change In Amount Of Contingent Consideration Liability1	(1,791)		(15,993)		(13,178)
Other	(797)		668		1,633
Segment, Continuing Operations [Member]
F D I C Loss Share Expense Income [Line Items]
FDIC loss share (expense) income	$ (103,024)		$ (82,051)		$ (56,211)

[1]	Reductions in expected cash flows for ASC 310-30 loans, which may impact the provision for loan losses, may consider reductions in both principal and interest cash flow expectations. The amount covered under the FDIC loss sharing agreements for interest not collected from borrowers is limited under the agreements (approximately 90 days); accordingly, these amounts are not subject fully to the 80% mirror accounting.